UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22211

IVA Fiduciary Trust

(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022

(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950	Brian F. Link, Esq. State Street Bank and Trust Company Mail Code: CPH 0326 100 Huntington Avenue, Tower 2, 3rd Floor Boston, MA 02116

Registrant’s telephone number, including area code:  (212) 584-3570

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2015

Item 1.	Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

Shares	Description	Fair Value
COMMON STOCKS — 50.3%
Belgium — 0.3%
286,845	Sofina SA	$32,010,881
China — 0.9%
15,826,640	Clear Media Ltd.	18,579,823
26,866,000	Digital China Holdings Ltd.	35,837,276
79,579,000	Springland International Holdings Ltd.	27,616,091
		82,033,190
France — 6.3%
1,236,925	Alten SA	57,455,423
5,568,838	Altran Technologies SA	59,811,886
21,354,005	Bolloré SA	113,676,054
607,908	Bureau Veritas SA	14,001,819
890,674	Carrefour SA	28,518,027
615,238	Danone SA	39,775,215
1,382,940	Eutelsat Communications SA	44,634,243
38,398	Financière de l’Odet SA	43,450,114
160,754	Financière Marc de Lacharriere SA	14,158,106
2,967,431	GDF Suez SA	55,049,100
92,721	Robertet SA	21,087,473
61,071	Séché Environnement SA	2,090,209
395,086	Sodexo SA	37,518,507
694,391	Thales SA	41,927,504
741,438	Vinci SA	42,883,584
		616,037,264
Germany — 0.5%
504,472	Siemens AG	50,813,779
Hong Kong — 1.2%
10,065,000	Henderson Land Development Co. Ltd.	69,142,462
36,072,726	Hongkong & Shanghai Hotels Ltd.	50,072,893
		119,215,355
Japan — 7.6%
24,147,200	Astellas Pharma Inc.	344,396,271
1,755,100	Azbil Corp.	45,388,663
2,356,900	Benesse Holdings Inc.	59,122,303
2,076,100	Cosel Co., Ltd. (a)	25,174,101
944,700	Icom Inc. (a)	23,813,372
213,800	Medikit Co., Ltd.	6,830,559
7,790,700	Miura Co., Ltd. (a)	90,329,724
187,100	Nitto Kohki Co., Ltd.	4,237,784
444,600	Okinawa Cellular Telephone Co.	12,987,253
262,500	Techno Medica Co., Ltd.	6,175,083
2,788,400	Toho Co., Ltd.	69,376,786
13,447,500	Yahoo Japan Corp.	54,280,059
		742,111,958
Malaysia — 1.4%
116,996,300	Genting Malaysia Berhad	130,237,069
South Africa — 1.1%
6,011,454	Net 1 U.E.P.S. Technologies Inc. (a)(b)	109,889,379
South Korea — 4.4%
822,081	Hyundai Mobis Co., Ltd.	156,242,926
2,215,402	Kangwon Land, Inc.	73,485,924
18,782	Lotte Confectionery Co., Ltd.	32,733,165
See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

Shares	Description	Fair Value
South Korea — 4.4% (continued)
145,098	Samsung Electronics Co., Ltd.	$164,941,740
		427,403,755
Switzerland — 3.6%
62,329	APG SGA SA	25,499,591
3,564,648	Nestlé SA	257,354,661
118,484	Schindler Holding AG	19,376,655
2,210,991	UBS Group AG	46,894,434
		349,125,341
United Kingdom — 1.6%
6,637,621	Antofagasta Plc	71,910,446
2,072,459	HSBC Holdings Plc	18,564,457
7,449,537	Millennium & Copthorne Hotels Plc	67,187,184
		157,662,087
United States — 21.4%
1,259,824	Amdocs Ltd.	68,773,792
1,273,024	American Capital Agency Corp.	23,385,451
579,124	Aon Plc	57,727,080
1,382	Berkshire Hathaway Inc., Class ’A’ (b)	283,102,700
343,385	Berkshire Hathaway Inc., Class ’B’ (b)	46,738,132
758,138	Cimarex Energy Co.	83,630,203
915,821	CVS Health Corp.	96,051,307
7,601,795	DeVry Education Group Inc. (a)	227,901,814
3,158,487	Expeditors International of Washington, Inc.	145,622,043
272,824	Goldman Sachs Group, Inc.	56,962,923
18,655	Google Inc., Class ’A’ (b)	10,074,446
56,778	Google Inc., Class ’C’ (b)	29,553,517
1,494,747	Hewlett-Packard Co.	44,857,357
2,302,488	Ingram Micro Inc., Class ’A’ (b)	57,631,275
1,387,209	Liberty Interactive Corp. QVC Group, Series ’A’ (b)	38,495,050
197,219	Liberty Ventures, Series ’A’ (b)	7,744,790
703,492	Marsh & McLennan Cos., Inc.	39,887,996
1,381,079	MasterCard Inc., Class ’A’	129,103,265
1,060,075	Microsoft Corp.	46,802,311
9,813,223	News Corp., Class ’A’ (b)	143,174,924
6,062,615	News Corp., Class ’B’ (b)	86,331,638
946,321	Occidental Petroleum Corp.	73,595,384
4,451,358	Oracle Corp.	179,389,727
1,260,163	Symantec Corp.	29,298,790
2,068,550	Teradata Corp. (b)	76,536,350
		2,082,372,265
	TOTAL COMMON STOCKS
	(Cost — $3,835,980,004)	4,898,912,323
PREFERRED STOCKS — 1.2%
United States — 1.2%
308,858	American Capital Agency Corp., Series ’A’, 8% due 4/5/2017 (c)	7,789,399
	Annaly Capital Management Inc.:
759,650	Series ‘C’, 7.625% due 5/16/2017 (c)	18,330,355
1,143,675	Series ‘D’, 7.5% due 9/13/2017 (c)	27,482,510
469,475	Apollo Residential Mortgage Inc., Series ’A’, 8% due 9/20/2017 (c)	11,342,516
389,498	Capstead Mortgage Corp., Series ’E’, 7.5% due 5/13/2018 (c)	9,406,377
	CYS Investments Inc.:
161,114	Series ‘A’, 7.75% due 8/3/2017 (c)	3,844,180
495,508	Series ‘B’, 7.5% due 4/30/2018 (c)	11,421,459
See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

Shares		Description	Fair Value
United States — 1.2% (continued)
754,825		Hatteras Financial Corp., Series ’A’, 7.625% due 8/27/2017 (c)	$17,594,971
390,297		MFA Financial Inc., Series ’B’, 7.5% due 4/15/2018 (c)	9,433,478
		TOTAL PREFERRED STOCKS
		(Cost — $114,105,419)	116,645,245
Principal
Amount
CORPORATE NOTES & BONDS — 4.6%
France — 3.1%
		Wendel:
35,100,000	EUR	4.875% due 5/26/2016 (d)	40,703,317
116,950,000	EUR	4.375% due 8/9/2017	140,119,211
95,400,000	EUR	6.75% due 4/20/2018	123,548,138
			304,370,666
Norway — 0.3%
29,529,629	USD	Golden Close Maritime Corp. Ltd., 9% due 10/24/2019 (e)	25,690,777
Switzerland — 0.2%
8,900,000	EUR	UBS AG, 7.152% due 12/21/2017 (f)	11,009,015
8,967,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (f)	9,192,072
			20,201,087
United States — 1.0%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	6,471,652
57,760,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021	48,446,200
3,418,000	USD	Leucadia National Corp., 8.125% due 9/15/2015	3,462,844
370,291		MFA Financial Inc., 8% due 4/15/2042 (g)	9,683,110
28,790,000	USD	Mohawk Industries Inc., 6.125% due 1/15/2016 (h)	29,546,284
			97,610,090
		TOTAL CORPORATE NOTES & BONDS
		(Cost — $470,388,595)	447,872,620
SOVEREIGN GOVERNMENT BONDS — 3.3%
Singapore — 3.2%
		Government of Singapore:
149,845,000	SGD	2.875% due 7/1/2015	111,267,019
191,667,000	SGD	3.75% due 9/1/2016	147,074,912
70,235,000	SGD	2.375% due 4/1/2017	53,504,484
			311,846,415
Taiwan — 0.1%
349,300,000	TWD	Government of Taiwan, 2% due 7/20/2015	11,331,213
		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $344,096,545)	323,177,628
Ounces
COMMODITIES — 4.6%
379,715		Gold Bullion (b)	445,196,329
		TOTAL COMMODITIES
		(Cost — $522,752,178)	445,196,329

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

Principal
Amount		Description	Fair Value
SHORT-TERM INVESTMENTS — 36.4%
Commercial Paper — 36.4%
		Abbott Laboratories:
18,000,000	USD	0.1% due 8/27/2015 (d)	$17,997,129
23,000,000	USD	0.11% due 8/27/2015 (d)	22,996,332
		Air Liquide US LLC:
55,300,000	USD	0.16% due 7/10/2015 (d)	55,297,849
22,899,000	USD	0.16% due 7/22/2015 (d)	22,896,873
20,800,000	USD	American Honda Finance Corp., 0.09% due 7/23/2015	20,798,219
		Apple Inc.:
30,100,000	USD	0.07% due 7/1/2015 (d)	30,099,908
90,000,000	USD	0.08% due 7/16/2015 (d)	89,995,520
16,100,000	USD	0.07% due 8/10/2015 (d)	16,097,305
20,000,000	USD	0.07% due 8/26/2015 (d)	19,994,743
75,000,000	USD	0.09% due 9/9/2015 (d)	74,972,635
60,000,000	USD	0.09% due 9/16/2015 (d)	59,974,780
50,000,000	USD	Coca-Cola Co., 0.1% due 8/20/2015 (d)	49,991,217
9,000,000	USD	Coca-Cola Enterprises, Inc., 0.26% due 7/21/2015 (d)	8,999,003
50,000,000	USD	Danaher Corp., 0.17% due 7/10/2015 (d)	49,998,056
		Electricité de France SA:
43,900,000	USD	0.09% due 7/7/2015 (d)	43,898,719
59,400,000	USD	0.1% due 7/7/2015 (d)	59,398,267
7,720,000	USD	0.11% due 7/7/2015 (d)	7,719,775
18,700,000	USD	0.12% due 7/31/2015 (d)	18,696,731
50,000,000	USD	0.13% due 7/31/2015 (d)	49,991,260
7,200,000	USD	0.15% due 8/17/2015 (d)	7,197,504
63,000,000	USD	0.15% due 8/20/2015 (d)	62,975,902
44,300,000	USD	0.16% due 8/31/2015 (d)	44,276,883
48,400,000	USD	0.18% due 9/9/2015 (d)	48,369,645
		EMC Corp.:
37,000,000	USD	0.12% due 7/20/2015 (d)	36,996,958
22,100,000	USD	0.13% due 7/27/2015 (d)	22,097,298
71,400,000	USD	0.17% due 9/2/2015 (d)	71,373,979
25,000,000	USD	0.17% due 9/14/2015 (d)	24,988,336
32,300,000	USD	GDF Suez SA, 0.17% due 8/25/2015 (d)	32,290,202
		Google Inc.:
35,200,000	USD	0.07% due 7/7/2015 (d)	35,199,726
71,200,000	USD	0.07% due 7/14/2015 (d)	71,198,421
100,000,000	USD	0.07% due 7/16/2015 (d)	99,997,333
30,000,000	USD	0.08% due 8/13/2015 (d)	29,996,737
43,900,000	USD	Henkel Corp., 0.19% due 7/9/2015 (d)	43,898,464
		Johnson & Johnson:
21,600,000	USD	0.07% due 7/2/2015 (d)	21,599,968
52,700,000	USD	0.06% due 7/20/2015 (d)	52,698,244
69,900,000	USD	0.07% due 7/20/2015 (d)	69,897,670
75,000,000	USD	0.08% due 7/21/2015 (d)	74,997,375
69,700,000	USD	0.08% due 8/27/2015 (d)	69,688,883
10,100,000	USD	L’Oréal USA Inc., 0.09% due 7/13/2015 (d)	10,099,599
		Microsoft Corp.:
89,400,000	USD	0.07% due 7/8/2015 (d)	89,399,166
85,000,000	USD	0.07% due 7/15/2015 (d)	84,997,875
31,000,000	USD	0.07% due 7/29/2015 (d)	30,998,052
		Mondelez International Inc.:

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

Principal
Amount		Description	Fair Value
Commercial Paper — 36.4% (continued)
24,200,000	USD	0.43% due 7/14/2015 (d)	$24,197,741
47,550,000	USD	0.47% due 7/22/2015 (d)	47,542,677
50,000,000	USD	0.48% due 8/18/2015 (d)	49,980,604
		Nestlé Capital Corp.:
44,100,000	USD	0.03% due 8/20/2015 (d)	44,096,439
45,000,000	USD	0.07% due 8/21/2015 (d)	44,996,165
14,100,000	USD	Nestlé Finance International Ltd., 0.06% due 7/7/2015	14,099,945
		Philip Morris International Inc.:
50,000,000	USD	0.11% due 8/24/2015 (d)	49,985,257
49,697,000	USD	0.12% due 9/1/2015 (d)	49,679,258
		Praxair Inc.:
48,000,000	USD	0.08% due 7/10/2015	47,998,133
26,300,000	USD	0.07% due 7/28/2015	26,296,604
50,000,000	USD	0.08% due 8/3/2015	49,991,831
50,000,000	USD	Procter & Gamble Co., 0.07% due 7/1/2015 (d)	49,999,966
25,000,000	USD	Reed Elsevier Plc, 0.35% due 7/7/2015 (d)	24,998,833
		Roche Holdings, Inc.:
21,410,000	USD	0.08% due 7/6/2015 (d)	21,409,608
30,000,000	USD	0.05% due 7/23/2015 (d)	29,997,623
50,000,000	USD	0.06% due 8/25/2015 (d)	49,987,167
24,300,000	USD	0.06% due 8/26/2015 (d)	24,293,613
30,000,000	USD	0.06% due 8/27/2015 (d)	29,991,928
154,800,000	USD	Siemens Capital Co., LLC, 0.18% due 9/28/2015 (d)	154,718,730
36,800,000	USD	Unilever Capital Corp., 0.09% due 7/13/2015 (d)	36,798,432
		United Parcel Service, Inc.:
100,000,000	USD	0.03% due 7/6/2015 (d)	99,998,883
50,000,000	USD	0.03% due 7/7/2015 (d)	49,999,320
45,000,000	USD	0.03% due 7/8/2015 (d)	44,999,270
38,400,000	USD	0.03% due 7/9/2015 (d)	38,399,280
35,900,000	USD	0.03% due 7/10/2015 (d)	35,899,222
30,000,000	USD	0.06% due 7/15/2015 (d)	29,998,875
50,000,000	USD	0.03% due 7/20/2015 (d)	49,997,500
50,000,000	USD	0.05% due 7/27/2015 (d)	49,996,138
27,000,000	USD	0.06% due 7/27/2015 (d)	26,997,914
14,800,000	USD	0.06% due 8/4/2015 (d)	14,798,374
35,000,000	USD	0.06% due 8/24/2015 (d)	34,993,209
		United Technologies Corp.:
49,500,000	USD	0.12% due 7/27/2015 (d)	49,493,949
7,000,000	USD	0.12% due 7/31/2015 (d)	6,998,969
15,400,000	USD	0.12% due 8/4/2015 (d)	15,397,410
60,700,000	USD	0.13% due 8/28/2015 (d)	60,680,203
40,800,000	USD	Wal-Mart Stores, Inc., 0.05% due 7/6/2015 (d)	40,799,748
		Walt Disney Co.:
40,900,000	USD	0.09% due 7/28/2015 (d)	40,896,628
61,400,000	USD	0.11% due 9/29/2015 (d)	61,364,147
		Wisconsin Energy Corp.:
15,000,000	USD	0.4% due 7/14/2015 (d)	14,998,775
50,000,000	USD	0.38% due 7/15/2015 (d)	49,995,625
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,542,973,976)	3,542,812,534

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

TOTAL INVESTMENTS — 100.4% (Cost — $8,830,296,717)	9,774,616,679
Liabilities In Excess of Other Assets — (0.4)%	(42,836,570)

TOTAL NET ASSETS — 100.0%	$9,731,780,109

The IVA Worldwide Fund had the following open forward foreign currency contracts at June 30, 2015:
		SETTLEMENT					NET UNREALIZED
FOREIGN		DATES		LOCAL CURRENCY	USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH		AMOUNT	EQUIVALENT	JUNE 30, 2015	(DEPRECIATION)
Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	09/04/2015	AUD	118,042,000	$89,695,076	$90,759,823	$(1,064,747)
euro	State Street Bank & Trust Co.	09/04/2015	EUR	279,010,000	305,221,833	311,328,535	(6,106,702)
Japanese yen	State Street Bank & Trust Co.	09/04/2015	JPY	54,486,100,000	438,565,610	445,534,030	(6,968,420)
South Korean won	State Street Bank & Trust Co.	07/06/2015	KRW	132,725,000,000	118,838,430	118,728,747	109,683
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(14,030,186)

Abbreviations used in this schedule:
AUD	—	Australian dollar
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
SGD	—	Singapore dollar
TWD	—	Taiwan dollar
USD	—	United States dollar

(a)	Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2014	ADDITIONS	REDUCTIONS	JUNE 30, 2015	JUNE 30, 2015	GAIN/(LOSS)	INCOME*
Cosel Co., Ltd.	2,140,300	5,200	69,400	2,076,100	$25,174,101	$(85,213)	$470,980
DeVry Education
Group Inc.	3,811,345	3,790,450	—	7,601,795	227,901,814	—	2,046,701
Icom Inc.	944,700	—	—	944,700	23,813,372	—	158,532
Miura Co., Ltd.	9,390,712	—	1,600,012	7,790,700	90,329,724	2,811,028	808,563
Net 1 U.E.P.S.
Technologies Inc.	6,006,359	14,570	9,475	6,011,454	109,889,379	13,262	—
Total					$477,108,390	$2,739,077	$3,484,776
* Dividend income is gross of withholding taxes.

(b)	Non-income producing investment.
(c)	Cumulative redeemable preferred stock. The date shown represents the first optional call date.
(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Security is deemed illiquid. As of June 30, 2015, the value of these illiquid securities amounted to 0.3% of total net assets.
(f)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(g)	Senior unsecured note. The first call date is April 15, 2017.
(h)	Variable rate security. The interest rate shown reflects the rate currently in effect.

Sector Allocation (As a Percent of Total Net Assets)
Consumer Discretionary	13.3%
Technology	12.6%
Holding Company	6.9%
Industrials	6.1%
Financials	4.8%
Consumer Staples	4.7%
See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

Gold	4.6%
Health Care	3.7%
Sovereign Government Bonds	3.3%
Energy	1.9%
Materials	0.9%
Telecommunication Services	0.6%
Utilities	0.5%
Real Estate	0.1%
Short-Term Investments	36.4%
Other^	(0.4%)

^ Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

Shares	Description	Fair Value
COMMON STOCKS — 55.0%
Argentina — 0.0%
894	Nortel Inversora SA, Series ’B’, ADR	$16,316
Australia — 0.1%
1,380,029	Programmed Maintenance Services Ltd.	3,066,513
Belgium — 0.4%
129,186	Sofina SA	14,416,698
Canada — 0.3%
2,550,856	Uranium Participation Corp. (a)	10,681,327
China — 3.3%
39,557,030	Clear Media Ltd. (b)	46,438,322
11,321,000	Digital China Holdings Ltd.	15,101,385
2,074,413	Phoenix New Media Ltd., ADR (a)	16,429,351
35,128,000	Phoenix Satellite Television Holdings Ltd.	11,827,838
110,297,000	Springland International Holdings Ltd.	38,276,078
		128,072,974
France — 11.9%
1,409,481	Alten SA	65,470,685
2,945,609	Altran Technologies SA	31,637,198
6,931,719	Bolloré SA	36,900,359
220,428	Bureau Veritas SA	5,077,072
553,036	Carrefour SA	17,707,372
534,162	CNP Assurances	8,920,744
280,964	Danone SA	18,164,358
749,504	Eutelsat Communications SA	24,190,163
28,772	Financière de l’Odet SA	32,557,599
518,599	Financière Marc de Lacharriere SA	45,674,630
1,487,919	GDF Suez SA	27,602,530
47,385	ID Logistics Group SA (a)	5,613,413
76,930	Robertet SA	17,496,137
5,900	Robertet SA-CI (c)	1,034,001
306,687	Séché Environnement SA	10,496,633
320,072	Securidev SA (b)	11,786,165
213,624	Sodexo SA	20,286,352
506,198	Thales SA	30,564,363
362,957	Total SA, ADR	17,846,596
433,638	Vinci SA	25,080,926
		454,107,296
Germany — 0.7%
255,033	Siemens AG	25,688,622
Hong Kong — 4.5%
36,678,000	APT Satellite Holdings Ltd.	33,595,062
5,031,500	Asia Satellite Telecommunications Holdings Ltd.	20,057,066
2,649,773	Great Eagle Holdings Ltd.	9,913,297
5,238,200	Henderson Land Development Co. Ltd.	35,984,306
46,479,088	Hongkong & Shanghai Hotels Ltd.	64,518,062
14,130,000	Midland Holdings Ltd. (a)	6,398,243
		170,466,036
India — 0.5%
432,763	Bajaj Holdings and Investment Ltd.	9,901,628
29,719,091	South Indian Bank Ltd.	11,037,320
		20,938,948

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

Shares	Description	Fair Value
Indonesia — 0.4%
293,703,500	PT Bank Bukopin Tbk	$14,539,232
Japan — 13.5%
553,600	Arcland Sakamoto Co., Ltd.	12,511,808
640,600	As One Corp.	22,062,581
8,512,500	Astellas Pharma Inc.	121,408,414
1,273,800	Azbil Corp.	32,941,758
62,500	The Bank of Okinawa Ltd.	2,670,875
1,151,500	Benesse Holdings Inc.	28,885,117
1,274,200	Cosel Co., Ltd.	15,450,527
949,100	Daiichikosho Co., Ltd.	33,424,202
206,300	Daiseki Co., Ltd.	3,993,338
281,800	Earth Chemical Co., Ltd.	10,695,436
870,700	Hi-Lex Corp.	28,635,597
706,000	Icom Inc.	17,796,380
98,400	Medikit Co., Ltd.	3,143,719
2,933,100	Miura Co., Ltd.	34,007,998
765,300	Nitto Kohki Co., Ltd.	17,333,918
273,300	Okinawa Cellular Telephone Co.	7,983,393
510,300	San-A Co., Ltd.	22,599,387
297,600	Sankyo Co., Ltd.	10,541,292
10,600	Secom Joshinetsu Co., Ltd.	327,393
432,175	Shingakukai Co., Ltd.	2,161,140
306,950	Shofu Inc.	3,368,336
4,500	SK Kaken Co., Ltd.	451,894
203,800	Techno Medica Co., Ltd.	4,794,217
1,392,400	Toho Co., Ltd.	34,643,608
551,500	Transcosmos Inc.	14,690,444
7,729,300	Yahoo Japan Corp.	31,198,874
		517,721,646
Malaysia — 2.0%
68,896,000	Genting Malaysia Berhad	76,693,135
Mexico — 0.1%
274,660	Corporativo Fragua, SAB de CV	4,368,348
Singapore — 1.8%
15,455,800	First Resources Ltd.	23,410,055
6,866,920	Haw Par Corp. Ltd.	45,937,520
		69,347,575
South Africa — 1.3%
2,813,516	Net 1 U.E.P.S. Technologies Inc. (a)(b)	51,431,072
South Korea — 4.8%
81,948	Fursys Inc.	2,314,189
322,209	Hyundai Mobis Co., Ltd.	61,238,341
1,106,920	Kangwon Land, Inc.	36,717,056
7,153	Lotte Confectionery Co., Ltd.	12,466,208
60,950	Samsung Electronics Co., Ltd.	69,285,580
		182,021,374
Switzerland — 4.0%
24,036	APG SGA SA	9,833,435
1,469,017	Nestlé SA	106,057,701
57,358	Schindler Holding AG	9,380,222
1,271,928	UBS Group AG	26,977,199
		152,248,557

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

Shares		Description	Fair Value
Thailand — 0.7%
24,602,800		Thaicom PCL	$25,494,752
United Kingdom — 2.2%
2,567,755		Antofagasta Plc	27,818,462
607,604		Avanti Communications Group Plc (a)	1,928,490
811,755		HSBC Holdings Plc	7,271,454
5,264,318		Millennium & Copthorne Hotels Plc	47,478,749
			84,497,155
United States — 2.5%
3,226,336		News Corp., Class ’A’ (a)	47,072,242
3,319,060		News Corp., Class ’B’ (a)	47,263,415
			94,335,657
		TOTAL COMMON STOCKS
		(Cost — $1,751,834,180)	2,100,153,233
Principal
Amount
CORPORATE NOTES & BONDS — 5.0%
France — 2.4%
		Wendel:
23,950,000	EUR	4.875% due 5/26/2016 (d)	27,773,345
36,400,000	EUR	4.375% due 8/9/2017	43,611,281
17,600,000	EUR	6.75% due 4/20/2018	22,792,948
			94,177,574
Norway — 1.2%
14,200,000	USD	Golden Close Maritime Corp. Ltd., 9% due 10/24/2019 (c)	12,354,000
		Stolt-Nielsen Ltd.:
107,500,000	NOK	6.07% due 6/22/2016 (c)(e)	14,001,634
77,500,000	NOK	6.1% due 3/19/2018 (c)(e)	10,230,599
62,000,000	NOK	6.42% due 9/4/2019 (c)(e)	8,283,088
			44,869,321
Singapore — 0.3%
7,750,000	SGD	DBS Capital Funding II Corp., 5.75% due 6/15/2018 (f)	6,177,847
8,250,000	SGD	United Overseas Bank Ltd., 4.9% due 7/23/2018 (f)	6,355,982
			12,533,829
Switzerland — 0.3%
4,500,000	EUR	UBS AG, 7.152% due 12/21/2017 (f)	5,566,356
4,488,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (f)	4,600,649
			10,167,005
United Kingdom — 0.3%
12,136,000	USD	Avanti Communications Group Plc, 10% due 10/1/2019 (c) (d)	11,529,200
United States — 0.5%
21,533,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021	18,060,804
		TOTAL CORPORATE NOTES & BONDS
		(Cost — $212,682,526)	191,337,733
SOVEREIGN GOVERNMENT BONDS — 4.4%
Singapore — 4.2%
		Government of Singapore:
80,339,000	SGD	2.875% due 7/1/2015	59,655,517

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

Principal
Amount		Description	Fair Value
Singapore — 4.2% (continued)
77,990,000	SGD	3.75% due 9/1/2016	$59,845,317
54,771,000	SGD	2.375% due 4/1/2017	41,724,128
			161,224,962
Taiwan — 0.2%
171,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	5,547,201
		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $177,977,993)	166,772,163
Ounces
COMMODITIES — 5.1%
166,122		Gold Bullion (a)	194,769,511
		TOTAL COMMODITIES
		(Cost — $226,559,171)	194,769,511
Principal
Amount
SHORT-TERM INVESTMENTS — 30.7%
Commercial Paper — 30.7%
		Abbott Laboratories:
5,000,000	USD	0.1% due 8/27/2015 (d)	4,999,203
10,000,000	USD	0.11% due 8/27/2015 (d)	9,998,405
700,000	USD	Air Liquide US LLC, 0.16% due 7/10/2015 (d)	699,973
27,900,000	USD	Apple Inc., 0.07% due 8/10/2015 (d)	27,895,329
15,200,000	USD	Coca-Cola Co., 0.1% due 8/12/2015 (d)	15,197,840
25,000,000	USD	Coca-Cola Enterprises, Inc., 0.25% due 7/1/2015 (d)	24,999,892
25,000,000	USD	Consolidated Edison Co. Inc., 0.35% due 7/16/2015 (d)	24,997,645
50,000,000	USD	Danaher Corp., 0.17% due 7/10/2015 (d)	49,998,056
		Electricité de France SA:
12,880,000	USD	0.11% due 7/7/2015 (d)	12,879,624
27,205,000	USD	0.14% due 7/28/2015 (d)	27,200,768
38,900,000	USD	0.13% due 7/31/2015 (d)	38,893,200
33,000,000	USD	0.16% due 8/31/2015 (d)	32,982,780
		EMC Corp.:
6,600,000	USD	0.12% due 7/20/2015 (d)	6,599,457
14,500,000	USD	0.13% due 7/27/2015 (d)	14,498,227
25,000,000	USD	0.17% due 9/14/2015 (d)	24,988,336
14,497,000	USD	Emerson Electric Co., 0.11% due 7/10/2015 (d)	14,496,686
		GDF Suez SA:
20,000,000	USD	0.15% due 7/10/2015 (d)	19,999,222
20,000,000	USD	0.16% due 7/22/2015 (d)	19,998,142
18,800,000	USD	0.17% due 8/25/2015 (d)	18,794,297
		Google Inc.:
43,000,000	USD	0.07% due 7/7/2015 (d)	42,999,665
37,900,000	USD	0.07% due 7/14/2015 (d)	37,899,160
31,100,000	USD	Henkel Corp., 0.19% due 7/9/2015 (d)	31,098,912
		Johnson & Johnson:
11,200,000	USD	0.07% due 7/2/2015 (d)	11,199,983
32,407,000	USD	0.07% due 7/13/2015 (d)	32,406,356
37,200,000	USD	0.07% due 7/20/2015 (d)	37,198,760
45,300,000	USD	0.08% due 8/27/2015 (d)	45,292,775
15,000,000	USD	L’Oréal USA Inc., 0.1% due 7/8/2015 (d)	14,999,633
		Microsoft Corp.:

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

Principal
Amount		Description	Fair Value
Commercial Paper — 30.7% (continued)
36,600,000	USD	0.07% due 7/8/2015 (d)	$36,599,659
35,000,000	USD	0.07% due 7/15/2015 (d)	34,999,125
		Mondelez International Inc.:
1,800,000	USD	0.48% due 7/29/2015 (d)	1,799,611
5,000,000	USD	0.52% due 8/24/2015 (d)	4,997,762
		Nestlé Capital Corp.:
15,700,000	USD	0.03% due 8/17/2015 (d)	15,698,932
12,900,000	USD	0.07% due 8/20/2015 (d)	12,898,958
9,418,000	USD	0.08% due 9/1/2015 (d)	9,416,747
30,000,000	USD	Novartis Finance Corp., 0.08% due 7/7/2015 (d)	29,999,358
25,303,000	USD	Philip Morris International Inc., 0.12% due 9/1/2015 (d)	25,293,967
25,000,000	USD	Praxair Inc., 0.07% due 7/28/2015	24,996,772
20,000,000	USD	Reed Elsevier Plc, 0.3% due 7/1/2015 (d)	19,999,867
		Roche Holdings, Inc.:
11,300,000	USD	0.06% due 8/26/2015 (d)	11,297,030
20,000,000	USD	0.06% due 8/27/2015 (d)	19,994,619
23,500,000	USD	0.06% due 8/31/2015 (d)	23,492,998
78,200,000	USD	Siemens Capital Co., LLC, 0.18% due 9/28/2015 (d)	78,158,945
		United Parcel Service, Inc.:
20,000,000	USD	0.06% due 7/15/2015 (d)	19,999,250
40,000,000	USD	0.06% due 7/27/2015 (d)	39,996,910
15,000,000	USD	0.06% due 8/24/2015 (d)	14,997,090
		United Technologies Corp.:
15,400,000	USD	0.12% due 7/31/2015 (d)	15,397,732
14,300,000	USD	0.13% due 8/28/2015 (d)	14,295,336
19,200,000	USD	Wal-Mart Stores, Inc., 0.05% due 7/6/2015 (d)	19,199,882
29,500,000	USD	Walt Disney Co., 0.09% due 7/28/2015 (d)	29,497,568
		Wisconsin Energy Corp.:
8,300,000	USD	0.4% due 7/13/2015 (d)	8,299,371
20,000,000	USD	0.4% due 7/14/2015 (d)	19,998,367
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $1,174,581,505)	1,174,538,182
		TOTAL INVESTMENTS — 100.2% (Cost — $3,543,635,375)	3,827,570,822
		Liabilities In Excess of Other Assets — (0.2)%	(8,072,101)

		TOTAL NET ASSETS — 100.0%	$3,819,498,721

The IVA International Fund had the following open forward foreign currency contracts at June 30, 2015:
		SETTLEMENT					NET UNREALIZED
FOREIGN		DATES		LOCAL CURRENCY	USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH		AMOUNT	EQUIVALENT	JUNE 30, 2015	(DEPRECIATION)
Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	09/04/2015	AUD	50,066,000	$38,042,522	$38,494,614	$(452,092)
euro	State Street Bank & Trust Co.	09/04/2015	EUR	161,412,000	176,460,085	180,108,819	(3,648,734)
Japanese yen	State Street Bank & Trust Co.	09/04/2015	JPY	44,365,100,000	356,990,880	362,774,392	(5,783,512)
South Korean won State Street Bank & Trust Co.		07/06/2015	KRW	56,700,000,000	50,768,819	50,720,813	48,006
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(9,836,332)

Abbreviations used in this schedule:
ADR — American Depositary Receipt
AUD — Australian dollar
CI — Investment certificates (non voting)
See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2015

EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
SGD	—	Singapore dollar
TWD	—	Taiwan dollar
USD	—	United States dollar

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2014	ADDITIONS	REDUCTIONS	JUNE 30, 2015	JUNE 30, 2015	GAIN/(LOSS)	INCOME*
Clear Media Ltd.	39,557,030	—	—	39,557,030	$46,438,322	—	$ 3,622,415
Net 1 U.E.P.S.
Technologies Inc.	2,725,972	87,544	—	2,813,516	51,431,072	—	—
Securidev SA	271,086	48,986	—	320,072	11,786,165	—	539,378
Total					$109,655,559	—	$ 4,161,793
* Dividend income is gross of withholding taxes.

(c)	Security is deemed illiquid. As of June 30, 2015, the value of these illiquid securities amounted to 1.5% of total net assets.
(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(f)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.

Sector Allocation (As a Percent of Total Net Assets)
Consumer Discretionary	17.9%
Technology	9.4%
Industrials	7.6%
Consumer Staples	5.4%
Financials	5.3%
Health Care	5.2%
Gold	5.1%
Sovereign Government Bonds	4.4%
Telecommunication Services	3.1%
Holding Company	2.8%
Materials	1.8%
Energy	0.8%
Utilities	0.7%
Short-Term Investments	30.7%
Other^	(0.2%)

^ Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Exchange-traded options are generally valued at the NBBO (National Best Bid and Offer from participant exchanges) reported by the Options Price Reporting Authority. Exchange traded options may also be valued at the mean of the bid and asked quotations on an exchange at closing. OTC options not traded on an exchange are valued at the mean of the bid and asked quotations. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level

Notes to Schedules of Investments (unaudited)	IVA Funds

of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks:
Foreign	$2,816,540,058	—	—	$2,816,540,058
United States	2,082,372,265	—	—	2,082,372,265
Preferred stocks	116,645,245	—	—	116,645,245
Corporate notes & bonds	9,683,110	$438,189,510	—	447,872,620
Sovereign government bonds	—	323,177,628	—	323,177,628
Commodities	445,196,329	—	—	445,196,329
Short-term investments	—	3,542,812,534	—	3,542,812,534
Unrealized appreciation on
open forward foreign
currency contracts	—	109,683	—	109,683
Total assets	$5,470,437,007	$4,304,289,355	—	$9,774,726,362
LIABILITIES
Unrealized depreciation on
open forward foreign
currency contracts	—	$(14,139,869)	—	$(14,139,869)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2015, the Worldwide Fund had no transfers between any levels. For the period ended June 30, 2015 and the year ended September 30, 2014, there were no Level 3 assets or liabilities held in the Worldwide Fund.

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

Notes to Schedules of Investments (unaudited)	IVA Funds

ASSETS	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks:
Foreign	$2,004,783,575	$1,034,001	—	$2,005,817,576
United States	94,335,657	—	—	94,335,657
Corporate notes & bonds	—	191,337,733	—	191,337,733
Sovereign government bonds	—	166,772,163	—	166,772,163
Commodities	194,769,511	—	—	194,769,511
Short-term investments	—	1,174,538,182	—	1,174,538,182
Unrealized appreciation on
open forward foreign
currency contracts	—	48,006	—	48,006
Total assets	$2,293,888,743	$1,533,730,085	—	$3,827,618,828
LIABILITIES
Unrealized depreciation on
open forward foreign
currency contracts	—	$(9,884,338)	—	$(9,884,338)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2015, the International Fund had no transfers between any levels. For the period ended June 30, 2015 and the year ended September 30, 2014, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Options Transactions. During the period ended June 30, 2015, the Worldwide Fund had written covered puts and calls on equity securities. Each Fund may write call options to seek to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. A call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by a Fund in cash, treasury bills or other high grade short-term obligations in a segregated account with its custodian). A put option is covered if a Fund maintains cash, treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or holds on a share-for-share basis a put on the same equity security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in a segregated account with its custodian.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 2  - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of June 30, 2015.

	Worldwide	International
	Fund	Fund
Cost basis of investments	$8,830,296,717	$3,543,635,375
Gross unrealized appreciation	$1,262,483,968	$436,380,860
Gross unrealized depreciation	$(318,164,006)	$(152,445,413)
Net unrealized appreciation	$944,319,962	$283,935,447

For the period ended June 30, 2015, written options transactions for the Worldwide Fund were as follows:

	Number of Contracts	Premiums
Written Options, outstanding September 30, 2014	(6,240)	$ (6,407,425)
Options written	—	—
Options terminated in closing purchase transactions	997	430,473
Options exercised	—	—
Options expired	5,243	5,976,952
Written Options, outstanding June 30, 2015	—	—

Note 3  —  Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended June 30, 2015, these instruments included written put and call options and forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended June 30, 2015, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at June 30, 2015.

Worldwide Fund

Risk-Type Category		Fair Value
Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$109,683
Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	(14,139,869)
Total		$(14,030,186)

International Fund

Risk-Type Category		Fair Value
Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$48,006
Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	(9,884,338)

Notes to Schedules of Investments (unaudited)	IVA Funds

Total	$(9,836,332)

During the period ended June 30, 2015, the Worldwide Fund had average notional values of $1,188,818,670 and $14,790,468 on forward foreign currency contracts to sell and written options, respectively.

During the period ended June 30, 2015, the International Fund had average notional values of $777,271,532 on forward foreign currency contracts to sell.

Item 2.	Controls and Procedures.

(a)         Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 27, 2015

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	August 27, 2015